Unaudited Quarterly Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013		Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Net revenues	$ 183,915	$ 163,110		$ 164,346	$ 140,992	$ 196,170	$ 133,076	$ 121,016	$ 103,200	$ 652,363	$ 553,462	$ 400,003
Operating income	28,026	23,226		26,916	11,776	71,239	44,367	34,995	20,460	89,944	171,061	89,104
Income (loss) from continuing operations	3,944	146,508	[1]	7,169	(1,020)	(58,163)	19,619	15,457	5,115	156,601	(17,972)	49,701
(Loss) income from discontinued operations						0	0	11,602	(1,231)	0	10,371	(920)
Net income (loss) attributable to LIN Media LLC	$ 4,556	$ 146,938		$ 7,475	$ (856)	$ (58,088)	$ 19,659	$ 27,118	$ 4,266	$ 158,113	$ (7,045)	$ 48,577
Basic earnings (loss) per common share from continuing operations attributable to LIN Media LLC (in dollars per share)	$ 0	$ 2.78		$ 0.14	$ (0.02)	$ (1.09)	$ 0.37	$ 0.28	$ 0.10	$ 3.02	$ (0.32)	$ 0.89
Basic earnings (loss) per common share attributable to LIN Media LLC (in dollars per share)	$ 0.09	$ 2.78		$ 0.14	$ (0.02)	$ (1.09)	$ 0.37	$ 0.49	$ 0.08	$ 3.02	$ (0.13)	$ 0.87
Diluted earnings (loss) per common share from continuing operations attributable to LIN Media LLC (in dollars per share)	$ 0.08	$ 2.63		$ 0.13	$ (0.02)	$ (1.09)	$ 0.36	$ 0.27	$ 0.10	$ 2.84	$ (0.32)	$ 0.87
Diluted earnings (loss) per common share attributable to LIN Media LLC (in dollars per share)	$ 0.08	$ 2.63		$ 0.13	$ (0.02)	$ (1.09)	$ 0.36	$ 0.48	$ 0.08	$ 2.84	$ (0.13)	$ 0.85
Weighted-average number of common shares outstanding used in calculating income per common share:
Basic (in shares)	52,879	52,791		52,278	51,910	53,169	53,066	55,174	56,184	52,439	54,130	55,768
Diluted (in shares)	56,240	55,855		55,595	51,910	53,169	54,353	56,300	57,512	55,639	54,130	57,079

[1]	During the year ended December 31, 2013, we recognized a $124.3 million tax benefit as a result of the Merger as well as an $18.2 million tax benefit as a result of the reversal of state valuation allowances. For further discussion, see Note 14 - "Income Taxes."